Vessels - Vessel Deliveries (Table) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Symi
Vessel details
Date of operation			May 23, 2012
Year Built			2012
Size (dwt)			6,256
Total cost capitalized	$ 517,225	$ 532,121	$ 13,855